Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Investment income
Interest income	$ 482	$ 3,526	$ 862	$ 6,733
Total investment income	482	3,526	862	6,733
Expenses
Commission expense	124,840	261,250	277,115	552,914
Professional fees	18,500	37,500	36,000	71,000
Management fees	9,445		9,445
Other operating expenses	3,869	4,958	6,747	9,844
Total expenses	156,654	303,708	329,307	633,758
Net investment (loss)	(156,172)	(300,182)	(328,445)	(627,025)
Net realized (loss) from:
Investments	42,623	426,958	1,800	(367,981)
Foreign currency translation	(13,240)	9,773	(16,872)	7,371
Net realized (loss) from investments and foreign currency transactions	29,383	436,731	(15,072)	(360,610)
Net unrealized (depreciation) on investments	(121,141)	(20,424)	(235,032)	(355,531)
Net realized and unrealized (loss) from investments and foreign currency	(91,758)	416,307	(250,104)	(716,141)
Net (decrease) in net assets resulting from operations	(247,930)	116,125	(578,549)	(1,343,166)
Net (decrease) per unit (for a single unit outstanding during the entire period)
Limited partnership unit	$ (175.84)	$ 31.79	$ (403.82)	$ (521.14)